American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
November 30, 2020

Avantis Short-Term Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 55.7%
Aerospace and Defense — 0.6%
General Dynamics Corp., 3.50%, 5/15/25	56,000	62,718
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25(1)	48,000	53,473
		116,191
Auto Components — 0.5%
BorgWarner, Inc., 3.375%, 3/15/25	96,000	105,716
Automobiles — 0.7%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	104,000	105,152
Toyota Motor Credit Corp., MTN, 2.00%, 10/7/24	40,000	42,019
		147,171
Banks — 16.9%
African Development Bank, 3.00%, 9/20/23	56,000	60,314
African Development Bank, MTN, 1.625%, 9/16/22	56,000	57,409
Asian Development Bank, MTN, 1.75%, 9/13/22	56,000	57,573
Asian Development Bank, MTN, 0.25%, 10/6/23	64,000	63,893
Asian Development Bank, MTN, 0.375%, 9/3/25	224,000	223,189
Asian Infrastructure Investment Bank (The), 0.25%, 9/29/23	184,000	183,595
Bank of America Corp., MTN, 3.875%, 8/1/25	88,000	100,111
Bank of Montreal, MTN, 1.85%, 5/1/25	96,000	100,701
Bank of Nova Scotia (The), 1.30%, 6/11/25	144,000	147,075
BNP Paribas SA, MTN, 3.25%, 3/3/23	96,000	102,283
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	96,000	101,752
Citigroup, Inc., 3.30%, 4/27/25	88,000	97,615
Council Of Europe Development Bank, 0.25%, 6/10/23	24,000	24,002
Council Of Europe Development Bank, 1.375%, 2/27/25	64,000	66,642
European Bank for Reconstruction & Development, MTN, 0.25%, 7/10/23	40,000	39,999
European Investment Bank, 2.00%, 12/15/22	56,000	58,070
European Investment Bank, 1.375%, 5/15/23	40,000	41,145
European Investment Bank, MTN, 2.875%, 8/15/23	96,000	102,909
European Investment Bank, MTN, 3.125%, 12/14/23	16,000	17,402
Huntington Bancshares, Inc., 4.00%, 5/15/25	88,000	100,097
Inter-American Development Bank, 3.00%, 10/4/23	56,000	60,300
Inter-American Development Bank, 0.25%, 11/15/23	32,000	31,980
Inter-American Development Bank, 2.125%, 1/15/25	104,000	111,334
Inter-American Development Bank, 0.625%, 7/15/25	104,000	104,809
International Bank for Reconstruction & Development, 0.375%, 7/28/25	32,000	31,925
International Bank for Reconstruction & Development, 0.50%, 10/28/25	184,000	184,393
International Finance Corp., MTN, 2.875%, 7/31/23	152,000	162,589
JPMorgan Chase & Co., 3.90%, 7/15/25	88,000	99,676
Regions Financial Corp., 2.25%, 5/18/25	96,000	101,685
Royal Bank of Canada, MTN, 2.25%, 11/1/24	144,000	153,025
Santander Holdings USA, Inc., 4.50%, 7/17/25	88,000	98,877
Truist Financial Corp., MTN, 2.20%, 3/16/23	144,000	149,616
US Bancorp, MTN, 2.625%, 1/24/22	144,000	147,597
Wells Fargo & Co., MTN, 3.55%, 9/29/25	48,000	53,630
Westpac Banking Corp., 3.65%, 5/15/23	136,000	146,844
		3,384,056
Beverages — 0.6%
PepsiCo, Inc., 2.75%, 3/5/22	112,000	115,547

Capital Markets — 3.9%
Bank of New York Mellon Corp. (The), MTN, 3.50%, 4/28/23	136,000	146,285
Brookfield Finance, Inc., 4.00%, 4/1/24	88,000	96,652
Charles Schwab Corp. (The), 3.85%, 5/21/25	88,000	99,767
CME Group, Inc., 3.00%, 9/15/22	96,000	100,644
Franklin Resources, Inc., 2.85%, 3/30/25	88,000	95,809
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	88,000	98,566
Janus Capital Group, Inc., 4.875%, 8/1/25	40,000	46,223
Lazard Group LLC, 3.75%, 2/13/25	88,000	96,650
		780,596
Chemicals — 0.8%
DuPont de Nemours, Inc., 2.17%, 5/1/23	64,000	65,073
EI du Pont de Nemours and Co., 1.70%, 7/15/25	56,000	58,449
Mosaic Co. (The), 4.25%, 11/15/23	40,000	43,615
		167,137
Consumer Finance — 2.0%
American Express Co., 3.00%, 10/30/24	48,000	52,219
American Express Credit Corp., MTN, 2.70%, 3/3/22	48,000	49,350
Capital One Financial Corp., 4.25%, 4/30/25	88,000	99,940
Discover Financial Services, 3.75%, 3/4/25	88,000	96,710
Synchrony Financial, 4.50%, 7/23/25	88,000	99,034
		397,253
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	17,000	18,639
Diversified Financial Services — 0.7%
ORIX Corp., 3.25%, 12/4/24	88,000	95,972
Voya Financial, Inc., 3.125%, 7/15/24	48,000	51,825
		147,797
Electric Utilities — 0.4%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25(1)	48,000	54,582
Duke Energy Progress LLC, 3.25%, 8/15/25	32,000	35,593
		90,175
Electronic Equipment, Instruments and Components — 0.3%
Keysight Technologies, Inc., 4.55%, 10/30/24	48,000	54,410
Entertainment — 0.3%
TWDC Enterprises 18 Corp., MTN, 3.15%, 9/17/25	48,000	53,358
Equity Real Estate Investment Trusts (REITs) — 5.2%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	88,000	97,435
Boston Properties LP, 3.20%, 1/15/25	88,000	95,511
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	48,000	51,541
CubeSmart LP, 4.375%, 12/15/23	88,000	96,744
Digital Realty Trust LP, 4.75%, 10/1/25	88,000	103,290
Kimco Realty Corp., 3.30%, 2/1/25	88,000	96,422
Realty Income Corp., 3.875%, 4/15/25	88,000	99,569
Simon Property Group LP, 3.50%, 9/1/25	88,000	97,002
Ventas Realty LP, 3.50%, 2/1/25	96,000	105,949
Welltower, Inc., 3.95%, 9/1/23	96,000	104,456
WP Carey, Inc., 4.00%, 2/1/25	88,000	97,070
		1,044,989
Food and Staples Retailing — 0.7%
Costco Wholesale Corp., 2.75%, 5/18/24	56,000	60,293
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	32,000	35,530
Walmart, Inc., 3.40%, 6/26/23	48,000	51,654
		147,477

Food Products — 0.2%
Hershey Co. (The), 2.05%, 11/15/24	48,000	50,676
Health Care Providers and Services — 1.6%
Cardinal Health, Inc., 3.50%, 11/15/24	56,000	61,478
CommonSpirit Health, 2.76%, 10/1/24	48,000	50,884
HCA, Inc., 5.00%, 3/15/24	88,000	99,005
Humana, Inc., 4.50%, 4/1/25	88,000	101,309
		312,676
Hotels, Restaurants and Leisure — 0.5%
Starbucks Corp., 3.80%, 8/15/25	88,000	99,838
Insurance — 3.1%
American International Group, Inc., 3.75%, 7/10/25	88,000	98,861
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	88,000	91,695
Loews Corp., 2.625%, 5/15/23	96,000	100,570
MetLife, Inc., 4.37%, 9/15/23	64,000	70,918
Principal Financial Group, Inc., 3.40%, 5/15/25	88,000	97,878
Prudential Financial, Inc., MTN, 3.50%, 5/15/24	56,000	61,694
Unum Group, 4.50%, 3/15/25	88,000	98,153
		619,769
Internet and Direct Marketing Retail — 0.8%
Amazon.com, Inc., 0.40%, 6/3/23	120,000	120,420
Booking Holdings, Inc., 4.10%, 4/13/25	40,000	45,147
		165,567
IT Services — 0.5%
Western Union Co. (The), 2.85%, 1/10/25	96,000	102,646
Machinery — 0.9%
Caterpillar Financial Services Corp., MTN, 3.30%, 6/9/24	15,000	16,443
Caterpillar Financial Services Corp., MTN, 1.45%, 5/15/25	48,000	49,786
Cummins, Inc., 3.65%, 10/1/23	56,000	60,713
Illinois Tool Works, Inc., 3.50%, 3/1/24	56,000	60,947
		187,889
Media — 0.5%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	32,000	37,694
Comcast Corp., 3.375%, 8/15/25	56,000	62,411
		100,105
Metals and Mining — 1.2%
BHP Billiton Finance USA Ltd., 2.875%, 2/24/22	40,000	41,266
Kinross Gold Corp., 5.95%, 3/15/24	56,000	63,928
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	64,000	72,088
Steel Dynamics, Inc., 2.40%, 6/15/25	56,000	59,270
		236,552
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	88,000	99,350
Oil, Gas and Consumable Fuels — 5.7%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	48,000	49,476
Chevron Corp., 1.14%, 5/11/23	144,000	146,930
Enbridge, Inc., 2.50%, 1/15/25	96,000	101,256
Enterprise Products Operating LLC, 3.35%, 3/15/23	96,000	101,665
EOG Resources, Inc., 2.625%, 3/15/23	96,000	100,230
Equinor ASA, 2.45%, 1/17/23	16,000	16,717
Equinor ASA, 3.70%, 3/1/24	16,000	17,606
Exxon Mobil Corp., 2.71%, 3/6/25	96,000	103,597
Phillips 66 Partners LP, 2.45%, 12/15/24	48,000	49,605
Shell International Finance BV, 3.25%, 5/11/25	88,000	97,521
Total Capital Canada Ltd., 2.75%, 7/15/23	96,000	102,062

TransCanada PipeLines Ltd., 2.50%, 8/1/22	96,000	99,316
Valero Energy Corp., 2.85%, 4/15/25	48,000	50,464
Williams Cos., Inc. (The), 4.00%, 9/15/25	88,000	98,631
		1,135,076
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), 2.00%, 12/1/24	48,000	50,807
Pharmaceuticals — 0.7%
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	24,000	27,096
Royalty Pharma plc, 1.20%, 9/2/25(1)	104,000	104,993
		132,089
Road and Rail — 0.4%
Ryder System, Inc., MTN, 2.50%, 9/1/24	48,000	50,896
Ryder System, Inc., MTN, 3.35%, 9/1/25	24,000	26,559
		77,455
Semiconductors and Semiconductor Equipment — 1.6%
Broadcom, Inc., 4.70%, 4/15/25	88,000	100,775
Micron Technology, Inc., 4.64%, 2/6/24	48,000	53,499
NXP BV / NXP Funding LLC, 4.875%, 3/1/24(1)	56,000	63,176
QUALCOMM, Inc., 3.00%, 5/20/22	96,000	99,838
		317,288
Software — 1.3%
Intuit, Inc., 0.95%, 7/15/25	56,000	56,788
Oracle Corp., 2.40%, 9/15/23	40,000	42,120
Oracle Corp., 2.95%, 5/15/25	56,000	61,058
VMware, Inc., 4.50%, 5/15/25	88,000	100,060
		260,026
Specialty Retail — 1.3%
Home Depot, Inc. (The), 3.75%, 2/15/24	88,000	96,695
Ross Stores, Inc., 4.60%, 4/15/25	88,000	101,867
TJX Cos., Inc. (The), 2.50%, 5/15/23	56,000	58,577
		257,139
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 0.75%, 5/11/23	136,000	137,703
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	48,000	55,815
		193,518
TOTAL CORPORATE BONDS (Cost $11,138,171)		11,168,978
U.S.TREASURY SECURITIES AND EQUIVALENTS — 40.0%
Israel Government AID Bond, 5.50%, 9/18/23	32,000	36,567
U.S. Treasury Bonds, 8.00%, 11/15/21	357,600	384,526
U.S. Treasury Notes, 2.875%, 10/15/21	288,000	294,922
U.S. Treasury Notes, 2.00%, 10/31/21	972,000	988,796
U.S. Treasury Notes, 2.875%, 11/15/21	384,000	394,132
U.S. Treasury Notes, 1.50%, 11/30/21	392,000	397,460
U.S. Treasury Notes, 2.125%, 12/31/21	388,000	396,472
U.S. Treasury Notes, 1.875%, 2/28/22	195,200	199,497
U.S. Treasury Notes, 0.125%, 7/31/22	500,000	499,883
U.S. Treasury Notes, 1.625%, 8/15/22	485,600	497,949
U.S. Treasury Notes, 1.875%, 8/31/22	483,200	497,800
U.S. Treasury Notes, 1.875%, 9/30/22	483,200	498,489
U.S. Treasury Notes, 1.375%, 10/15/22	484,800	495,964
U.S. Treasury Notes, 1.625%, 11/15/22	964,000	991,866
U.S. Treasury Notes, 2.75%, 11/15/23	184,000	197,972
U.S. Treasury Notes, 2.00%, 5/31/24	224,000	237,847
U.S. Treasury Notes, 2.75%, 8/31/25	356,800	397,177

U.S. Treasury Notes, 3.00%, 9/30/25	353,600	398,463
U.S. Treasury Notes, 0.25%, 10/31/25	204,000	202,948
TOTAL U.S.TREASURY SECURITIES AND EQUIVALENTS (Cost $8,008,431)		8,008,730
U.S. GOVERNMENT AGENCY SECURITIES — 3.6%
FHLB, 0.375%, 9/4/25	160,000	159,776
FHLMC, 0.125%, 7/25/22	24,000	23,990
FHLMC, 0.125%, 10/16/23	104,000	103,743
FHLMC, 0.375%, 9/23/25	160,000	159,286
FNMA, 2.375%, 1/19/23	16,000	16,742
FNMA, 0.25%, 7/10/23	152,000	152,060
FNMA, 0.50%, 11/7/25	104,000	104,068
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $718,803)		719,665
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $19,865,405)		19,897,373
OTHER ASSETS AND LIABILITIES — 0.7%		147,565
TOTAL NET ASSETS — 100.0%		$20,044,938

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $276,224, which represented 1.4% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.